Earnings Per Share - Summary of Earnings Per Share (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 $ / shares
Earnings per share [line items]
Basic - Net loss | $	$ (110,924)		$ (100,943)
Basic - Weighted average shares outstanding | shares	123,834,242		97,045,917
Basic - Per share | (per share)	$ (0.9)	$ (0.9)	$ (1.04)	$ (1.04)
Dilutive effect of stock option conversion - Net loss | $	$ 0		$ 0
Dilutive effect of stock option conversion - Weighted average shares outstanding | shares	0		0
Dilutive effect of stock option conversion - Per share | $ / shares		0		0
Diluted - Net loss | $	$ (110,924)		$ (100,943)
Diluted - Weighted average shares outstanding | shares	123,834,242		97,045,917
Diluted - Per share | (per share)	$ (0.9)	$ (0.9)	$ (1.04)	$ (1.04)